UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 21 East Long Lake Road, Suite 200
	Bloomfield Hills, MI  48304


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Client Servicing
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	07/23/2012
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: 39,875 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1385   339796 SH       SOLE                   339796
ACKERMANS                      FE               BE0003764      722     9179 SH       SOLE                     9179
AMER SPORTS OYJ NPV            FE               F10008809      799    70000 SH       SOLE                    70000
ANSALDO STS SPA                FE               IT0003977      618    86800 SH       SOLE                    86800
ARYZTA AG                      FE               CH0043238     1250    25076 SH       SOLE                    25076
BABCOCK INTL GROUP             FE               GB0009697     1089    81316 SH       SOLE                    81316
BARRY CALLEBAUTN               FE               CH0009002     1219     1340 SH       SOLE                     1340
BILFINGER BERGER AG            FE               DE0005909     1793    22000 SH       SOLE                    22000
BOURBON                        FE               FR0004548      483    20000 SH       SOLE                    20000
C&C GROUP ORD                  FE               IE00B010D     1721   400000 SH       SOLE                   400000
CAPE PLC                       FE               GB0001726      744   180000 SH       SOLE                   180000
CONSTRUCC Y AUX DE FERROCARR   FE               ES0121975      839     1800 SH       SOLE                     1800
COOKSON                        FE               GB00B3WK5      648    70000 SH       SOLE                    70000
EBRO PULEVA SA                 FE               ES0112501      655    38000 SH       SOLE                    38000
ELEKTA AB NPV                  FE               SE0000163      822    18000 SH       SOLE                    18000
EUROFINS SCIENTIFIC EURO       FE               FR0000038      620     5000 SH       SOLE                     5000
FLSMIDTH AND CO                FE               DK0010234      820    15000 SH       SOLE                    15000
GATE GROUP HOLDING AG          FE               CH0100185      956    33750 SH       SOLE                    33750
GEOX SPA                       FE               IT0003697      332   150000 SH       SOLE                   150000
GERRY WEBER INTERNATIONAL      FE               DE0003304     1024    24800 SH       SOLE                    24800
GRAFTON GRP PLC                FE               1E00B00MZ      445   125000 SH       SOLE                   125000
IPSOS                          FE               FR0000073      975    33076 SH       SOLE                    33076
KLOECKNER & CO N               FE               DE000KC01      630    61571 SH       SOLE                    61571
LEONI AG                       FE               DE0005408     1448    38000 SH       SOLE                    38000
LOOMIS AB B                    FE               SE0002683      989    80000 SH       SOLE                    80000
NKT HOLDING                    FE               DK0010287      646    19897 SH       SOLE                    19897
RAMIRENT OYJ                   FE               FI0009007      903   110402 SH       SOLE                   110402
RATIONAL AG                    FE               DE0007010     1550     6500 SH       SOLE                     6500
SHANKS GROUP                   FE               GB0007995      817   681786 SH       SOLE                   681786
SONOVA                         FE               CH0012549      870     9000 SH       SOLE                     9000
SORIN SPA                      FE               IT0003544     1024   470000 SH       SOLE                   470000
SPECTRIS                       FE               GB0003308     1593    66287 SH       SOLE                    66287
STROER OUT OF HOME MEDIA       FE               DE0007493      296    30000 SH       SOLE                    30000
SWISS NATIONAL INSURANCE       FE               CH0010811     1038    29400 SH       SOLE                    29400
TELEPERFORMANCE                FE               FR0000051     1006    45542 SH       SOLE                    45542
TEN CATE                       FE               NL0000375      787    29500 SH       SOLE                    29500
TUBACEX                        FE               ES0132945      237   117000 SH       SOLE                   117000
TULLETT PREBON                 FE               GB00B1H0D     1016   227983 SH       SOLE                   227983
TULLOW OIL                     FE               GB0001500     1110    48102 SH       SOLE                    48102
UNITED INTERNET AG             FE               DE0005089      602    35000 SH       SOLE                    35000
WARTSILA OYJ-B SHARES          FE               FI0009003     1190    36338 SH       SOLE                    36338
WEIR GROUP                     FE               GB0009465     1383    57600 SH       SOLE                    57600
WINCOR NIXDORF                 FE               DE000A0CA      452    12728 SH       SOLE                    12728
ZUMTOBEL                       FE               AT0000837      352    33914 SH       SOLE                    33914